SHARE BASED COMPENSATION (Schedule of Assumptions Used) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 83	¥ 4,787	¥ 18,936
Non Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 4	¥ 94	¥ 203
Binomial Pricing Model [Member]
Assumptions used
Post-vesting forfeiture rate (applicable to awards granted to employees only) (as a percent)	20.00%	20.00%	19.00%